CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Mar. 31, 2018	Mar. 31, 2017
Cash flows from operating activities:
Net loss	$ (2,554,436)	$ (3,154,128)	$ (5,699,837)	$ (7,306,726)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	16,040	18,651	35,658	32,413
Warrant repricing expense			0	345,841
Loss on share for warrant exchanges	0	130,214	130,215	0
Loss on debt extinguishment	0	376,909	376,909	558,198
Stock based compensation	599,658	564,445	1,260,769	2,186,309
Amortization of debt discount and deferred financing costs	60,574	185,089	245,663	220,439
Fair market value of common stock issued for services	19,350	33,600	33,600	0
Changes in operating assets and liabilities:
Accounts receivable	74,813	0	(74,813)	199,471
Prepaid expenses and other current assets	93,163	(54,186)	(143,816)	15,743
Other assets			(3,374)	7,518
Accounts payable and other current liabilities	(127,358)	(194,421)	(104,154)	322,140
Due to related parties	8,500	(9,250)	32,500	(87,246)
Net cash used in operating activities	(1,809,696)	(2,103,077)	(3,910,680)	(3,505,900)
Cash flows from investing activities:
Purchases of property and equipment	0	(23,705)	(24,823)	(16,433)
Net cash used in investing activities	0	(23,705)	(24,823)	(16,433)
Cash flows from financing activities:
Cash paid for repurchase of restricted stock units			(278,633)	(378,518)
Proceeds from the issuance of convertible notes payable	0	1,650,314	0	577,460
Net proceeds from the issuance of common stock and warrants	(85,769)	(163,161)	9,628,505	2,759,355
Net cash provided by financing activities	(85,769)	1,487,153	9,349,872	2,958,297
Net increase (decrease) in cash	(1,895,465)	(639,629)	5,414,369	(564,036)
Cash at beginning of year	6,974,070	1,559,701	1,559,701	2,123,737
Cash at end of year	5,078,605	920,072	6,974,070	1,559,701
Supplemental information of non-cash investing and financing activities:
Conversion of debt, accrued liabilities and accrued interest to common stock			362,763	144,719
Reclassification of accrued interest to convertible notes payable			0	85,031
Issuance of shares for warrants			0	198
Issuance of shares under vested restricted stock units	58	45	211	150
Issuance of shares under cashless warrant exercises			0	3
Debt discount on convertible notes payable			$ 0	$ 783,868
Issuance of shares under conversions of convertible notes payable and related accrued interest	$ 0	$ 362,765